PowerShares by Invesco 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

September 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333 - 138490

1940 Act Registration No. 811 - 21977

CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 628 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 628 has a filing date with the Securities and Exchange Commission of September 22, 2017.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

800 983 0903    powershares.com    @PowerShares